ELIZABETH ARDEN, INC.
2400 SW 145 Avenue
Miramar, Florida 33027
(954) 364-6900


                                                March 9, 2006


VIA EDGAR TRANSMISSION AND THE MAIL
-----------------------------------

Mr. Rufus Decker
Accounting Branch Chief
United States Securities and Exchange Commission
100 F Street, N.E., Mail Stop 7010
Washington, D.C. 20549-7010

RE:   Elizabeth Arden, Inc.
      Form 10-K for the fiscal year ended June 30, 2005
      Form 10-Q for the fiscal quarter ended September 30, 2005
      File No. 1-6370

Dear Mr. Decker:

     This letter sets forth the additional responses of Elizabeth Arden, Inc. (the "Company" or "we" or "our") to the comments of the staff of the Securities and Exchange Commission (the "Commission") discussed in a telephone conversation on March 3, 2006, between Oscar E. Marina of the Company and Meagan Caldwell, Staff Accountant of the Commission, which comments related to comments first raised in a letter from the Commission to the Company dated January 31, 2006. This letter supplements the responses set forth in the Company's response letter to the Commission dated March 1, 2006 (the "Response Letter"), and should be read in conjunction with the Response Letter. For ease of reference, the applicable comments in the Commission's letter are printed below and followed by the Company's response.

Form 10-K for the Fiscal Year Ended June 30, 2005
-------------------------------------------------
Liquidity and Capital Resources, page 28
----------------------------------------

     4. Please revise your table of contractual cash obligations to include estimated interest payments on your debt and estimated payments under interest rate swap agreements. Because the table is aimed at increasing transparency of cash flow, we believe these payments should be included in the table. Please also disclose any assumptions you made to derive these amounts.

         Company Response
         ----------------

         The proposed revision to the table of contractual obligations set forth as Schedule 1 to the Response Letter will, to the extent such continues to be applicable as of future filings beginning with our Annual Report on Form 10-K for the fiscal year ended June 30, 2006, contain a footnote associated with the interest payments on long-term debt that will set forth the basis underlying the interest payment calculation, namely the description, interest rate, principal amount and maturity of the long term debt securities or instruments.

Mr. Rufus Decker
Securities and Exchange Commission
March 9, 2006
Page 2 of 2


Form 8-K's filed on November 3, 2005 and February 2, 2006
---------------------------------------------------------

12. Your discussion regarding your first quarter results, stock repurchase plan, and your outlook includes free cash flow and financial measures, which exclude compensation costs related to SFAS 123(R) and charges related to debt extinguishment charges, which are non-GAAP financial measures. Please expand your disclosure to include the following:

             o a discussion which details why the presentation of each
               of these non-GAAP financial measure provides useful information to investors regarding your financial condition and results of operations

             o a reconciliation and discussion regarding each of these
               non-GAAP financial measures to the most directly comparable financial measure calculated and presented in accordance with GAAP, and

             o disclosure stating your free cash flow may not be comparable to those of other entities, as not all companies and analysts calculate this non-GAAP measure in the same manner.

     Please refer to Regulation G and Item 10(e)(1)(i) of Regulation S-K.

     Company Response
     ----------------

     We have revised the Form 8-K filed on November 3, 2005 and the Form 8-K filed on February 2, 2006 to include our further response to the staff's comments regarding the reconciliation regarding non-GAAP financial measures to the most directly comparable financial measures calculated and presented in accordance with GAAP. Please see the attached Schedules 1 and 2 to this letter containing our proposed amendments to both Forms' 8-K, which we propose to file following the staff's review of our responses.

     Based upon the supplemental responses provided in this letter, along with those in the Response Letter, we believe that the Company has satisfied the staff's requests.

     The Company acknowledges that: the Company is responsible for the adequacy and accuracy of the disclosure items in our filings; staff comments or changes to disclosure in response to staff comments do not foreclose the Commission from taking any action with respect to the filing; and the Company may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

     Please direct additional questions or comments to me at (203) 462-5739 or to Mr. Marina at (954) 364-3514. My facsimile number is (203) 462-5798.

                                                Very truly yours,

                                                /s/ Stephen J. Smith

                                                Stephen J. Smith
                                                Executive Vice President
                                                 and Chief Financial Officer